Cover - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Loulo-Gounkoto
Document Period End Date	Dec. 31, 2025
Entity File Number	1-9059
Entity Registrant Name	Barrick Mining Corp
Entity Address, Address Line One	161 Bay Street
Entity Address, Address Line Two	Suite 3700
Entity Address, Address Line Three	P.O. Box 212
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2S1
City Area Code	(800)
Local Phone Number	720-7415
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Central Index Key	0000756894
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Type	6-K
Amendment Flag	false
Number of shares outstanding		1,727,100
Issued capital [member]
Disclosure of Loulo-Gounkoto
Number of shares outstanding	1,675,360	1,727,100	1,755,570
Business Contact [Member]
Disclosure of Loulo-Gounkoto
Entity Address, Address Line One	310 South Main Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(801)
Local Phone Number	990-3745